Consolidated statements of shareholders' equity (deficiency) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance, shares at Nov. 30, 2019		22,085,856
Balance, amount at Nov. 30, 2019	$ (3,692,221)	$ 45,561,222	$ 44,167,721	$ 284,421	$ (93,705,585)
Stock options to employees (Note 12)	71,645	$ 0	71,645	0	0
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 15), shares		1,592,249
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 15), amount		$ 583,180	(583,180)
Beneficial conversion feature related to Debentures (Note 8)	697,952		697,952
Net loss	(3,390,965)	$ 0	0	0	(3,390,965)
Proceeds from private placemtn financing (Note 11), amount	0
Balance, shares at Nov. 30, 2020		23,678,105
Balance, amount at Nov. 30, 2020	(6,313,589)	$ 46,144,402	44,354,138	284,421	(97,096,550)
Stock options to employees (Note 12)	11,985	0	11,985	0	0
Beneficial conversion feature related to Debentures (Note 8)	354,167		354,167
Net loss	(5,145,155)	$ 0	0	0	(5,145,155)
Proceeds from private placemtn financing (Note 11), shares		9,414,560
Proceeds from private placemtn financing (Note 11), amount	3,069,448	$ 3,069,448	0	0	0
Cost of private placement financing (Note 11)	(38,220)	$ (38,220)	0	0	0
Deferred tax expense related to beneficial conversion feature (Note 16)	(93,854)		(93,854)
Balance, shares at Nov. 30, 2021		33,092,665
Balance, amount at Nov. 30, 2021	(8,155,218)	$ 49,175,630	44,626,436	284,421	(102,241,705)
Beneficial conversion feature related to Debentures (Note 8)	20,833		20,833
Net loss	(2,892,394)	0	0	0	(2,892,394)
Proceeds from private placemtn financing (Note 11), amount	0
Deferred tax expense related to beneficial conversion feature (Note 16)	(5,521)		(5,521)
Proceeds from sale of equipment (Note 6)	455,565	$ 0	455,565	0	0
Balance, shares at Nov. 30, 2022		33,092,665
Balance, amount at Nov. 30, 2022	$ (10,576,735)	$ 49,175,630	$ 45,097,313	$ 284,421	$ (105,134,099)